OPPENHEIMER PORTFOLIO SERIES

Supplement dated March 11, 2010 to the

Statement of Additional Information dated May 29, 2009

This supplement amends the Statement of Additional Information (“SAI”) of Oppenheimer Portfolio Series funds (the “Funds”), dated May 29, 2009, and is in addition to any other supplements. The SAI is updated as follows:

1. The section titled “Additional Information About the Funds’ Investment Policies and Risks – The Underlying Funds’ Investment Policies” beginning on page 3 and ending on page 12 is deleted in its entirety and replaced with the following:

The Underlying Funds’ Investment Policies. The Funds’ Prospectus includes the investment objective and a brief description of each of the Underlying Funds. The Underlying Funds are currently: Oppenheimer Capital Appreciation Fund (“Capital Appreciation Fund”), Oppenheimer Champion Income Fund (“Champion Income Fund”), Oppenheimer Commodity Strategy Total Return Fund (“Commodity Strategy Total Return Fund”), Oppenheimer Core Bond Fund (“Core Bond Fund”), Oppenheimer Developing Markets Fund (“Developing Markets Fund”), Oppenheimer Discovery Fund (“Discovery Fund”), Oppenheimer Global Fund (“Global Fund”), Oppenheimer Global Opportunities Fund (“Global Opportunities Fund”), Oppenheimer Gold & Special Minerals Fund (“Gold & Special Minerals Fund”), Oppenheimer International Bond Fund (“International Bond Fund”), Oppenheimer International Growth Fund (“International Growth Fund”), Oppenheimer International Small Company Fund, Inc. (“International Small Company Fund”), Oppenheimer Limited-Term Government Fund (“Limited-Term Government Fund”), Oppenheimer Main Street Fund® (“Main Street Fund”), Oppenheimer Main Street Opportunity Fund® (“Main Street Opportunity Fund”), Oppenheimer Main Street Small Cap Fund® (“Main Street Small Cap Fund”), Oppenheimer Quest International Fund (“Quest International Fund”), Oppenheimer Real Estate Fund (“Real Estate Fund”), Oppenheimer Rising Dividends Fund (“Rising Dividends Fund”) Oppenheimer Small- & Mid- Cap Value Fund (“Small- & Mid- Cap Value Fund”), Oppenheimer U.S. Government Trust (“U.S. Government Trust”) and Oppenheimer Value Fund (“Value Fund”).

Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as investment techniques or strategies the Underlying Funds may use to try to achieve their objectives. The choice of Underlying Funds, the objectives and investment policies of the Underlying Funds and the Funds’ allocations to the Underlying Funds may change without notice to or approval of the Funds’ shareholders.

For more complete information about each Underlying Fund’s investment policies and strategies, please refer to each Underlying Fund's prospectus and Statement of Additional Information. You may obtain a copy of an Underlying Fund's prospectus and Statement of Additional Information by calling 1.800.225.5677, or by downloading it from the OppenheimerFunds, Inc. website at www.oppenheimerfunds.com .

March 11, 2010                                                                                                      PX0540.002